As filed with the Securities and Exchange Commission on December 11, 2008

Registration No. 333-80825

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

SEC File No 811-09389

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 65	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE & ANNUITY COMPANY

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene Grant, Esq.
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on December 15, 2008 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on __________________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-08-000628, as filed on April 22, 2008, and incorporated by reference herein.)

Supplement Dated December 15, 2008 to Prospectuses Dated May 1, 2008 for
Pacific Select Exec II-NY, Pacific Select Exec III-NY, and Pacific Select Exec IV-NY
Flexible Premium Variable Life Insurance Policies, and
Pacific Select Estate Preserver-NY Last Survivor Flexible Premium Variable Life Insurance Policy,
and Prospectus Dated November 6, 2008 for Pacific Select Exec V-NY
Flexible Premium Variable Life Insurance Policy
(each a “Policy”) Issued by Pacific Life & Annuity Company
You’ll find an explanation of what terms mean in your Policy prospectus or in the prospectuses for the Funds underlying the available Investment Options. For more information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the accompanying supplement and the Pacific Select Fund prospectus. You should read the prospectuses carefully.
This supplement must be preceded or accompanied by the applicable prospectus referenced above, as supplemented.
Changes to the OpCap Small Cap Portfolio:
The OpCap Small Cap Portfolio has a new sub-adviser. Nicholas-Applegate Capital Management LLC (“NACM”) is the sub-adviser to OpCap Small Cap Portfolio, and currently manages the OpCap Small Cap Portfolio on an interim basis, pending full shareholder approval at a meeting of shareholders called for January 15, 2009 for shareholders of record on October 31, 2008.
The OpCap Small Cap Portfolio has changed its name to NACM Small Cap Portfolio. This new name reflects the change in name of the underlying portfolio of Premier VIT. Throughout the prospectus or supplement therefor, any reference to the OpCap Small Cap Portfolio, Variable Account or Variable Investment Option is changed to refer to the NACM Small Cap Portfolio, Variable Account or Variable Investment Option.
The following changes are effective February 1, 2009:
The Diversified Bond Portfolio has a new portfolio manager. Western Asset Management Company and certain of its affiliated companies will become the portfolio manager of the Diversified Bond Portfolio. The following replaces the information regarding the Diversified Bond Portfolio in the chart appearing in Your Variable Investment Options: Variable Investment Options:

PACIFIC SELECT FUND		THE PORTFOLIO’S MAIN	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	INVESTMENTS	MANAGER
Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of varying qualities and terms to maturity of both U.S. and non-U.S. companies and derivatives relating to such securities or related indices.	Western Asset Management Companies
The Mid-Cap Value Portfolio will be added as an Investment Option. For more complete information on the Mid-Cap Value Portfolio, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying Supplement to the Pacific Select Fund prospectus. No assurance can be given that a portfolio will achieve its investment objective. You should read the Supplement to the Pacific Select Fund carefully.
The American Funds Asset Allocation Portfolio will be added as an Investment Option. For more complete information on the American Funds Asset Allocation Portfolio, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying Supplement to the Pacific Select Fund prospectus. No assurance can be given that a portfolio will achieve its investment objective. You should read the Supplement to the Pacific Select Fund carefully.

YOUR INVESTMENT OPTIONS is amended as follows:
The following is added to the chart appearing in Your Investment Options: Variable Investment Options:

PACIFIC SELECT FUND		THE PORTFOLIO’S MAIN	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	INVESTMENTS	MANAGER
Mid-Cap Value	Long-term capital appreciation.	Equity securities of mid-capitalization companies.	BlackRock Capital Management, Inc.

American Funds Asset Allocation Portfolio	High total return. (Preservation of capital over the long-term is of secondary importance.)	A master fund that invests in equity and fixed income securities of both U.S. and non-U.S. companies and in money market instruments.	Capital Research and Management Company
The following is added to Your Investment Options: Transferring Among Investment Options and Market-timing Restrictions: Transfers:
You may only make two (2) transfers in any calendar month to or from the American Funds Asset Allocation Portfolio.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 27. Exhibits

(1)	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998[1]

	(b)	Memorandum Establishing Separate Account[1]

(2)	Inapplicable

(3)	(a)	Form of Distribution Agreement Between PL&A and Pacific Mutual Distributors, Inc.[3]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers[3]

(4)	(a)	Flexible Premium Variable Life Insurance Policy[3]

	(b)	Annual Renewable Term Rider (Form R98-ART NY)[3]

	(c)	Accelerated Living Benefit Rider (Form R92-ABR NY)[1]

	(d)	Spouse Term Rider (Form R98-SPT NY)[3]

	(e)	Children’s Term Rider (Form R84-CT NY)[3]

	(f)	Waiver of Charges (Form R98-WC NY)[3]

	(g)	Accidental Death Benefit (Form R84-AD NY)[3]

	(h)	Guaranteed Insurability Rider (Form R93-GI NY)[3]

	(i)	Disability Benefit Rider (Form R84-DB NY)[3]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[4]

(6)	(a)	Bylaws of PL&A1

	(b)	Articles of Incorporation of PM Group Life Insurance Company[1]

	(c)	Amended & Restated Articles of Incorporation for PM Group Life Insurance Company[1]

(7)	Form of Reinsurance Contract[7]

(8)	(a)	Form of Participation Agreement between PL&A and Pacific Select Fund[3]

	(b)	Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life)[2]

	(c)	Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 8/14/00[5]

	(d)	Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 12/22/00[5]

	(e)	Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 1/1/02[6]

	(f)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company[8]

	(g)	Participation Agreement between PL&A, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company[9]

	(h)	Addendum to Participation Agreement with Merrill Lynch Variable Series Funds, Inc. and FAM Distributors, Inc.[10]

	(i)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Fidelity Distributors Corporation[10]

	(j)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc. and FAM Distributors, Inc.[10]

	(k)	Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc.[10]

	(l)	Participation Agreement with Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Corporation[10]

	(j)	Addendums to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company[11]

	(m)	Participation Agreement with Janus Aspen Series[13]

	(n)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC[14]

	(o)	Administrative Services Agreement with Janus Distributors LLC[15]

	(p)	Participation Agreement with Lazard Retirement Series, Inc.[16]

	(q)	Service Agreement with Lazard Asset Management Securities LLC[17]

	(r)	Participation Agreement with Legg Mason Partners III[18]

	(s)	Service Agreement with Legg Mason Investor Services, LLC[19]

	(t)	Participation Agreement with MFS Variable Insurance Trust[20]

	(u)	Service Agreement with Massachusetts Financial Services Company[21]

	(v)	Participation Agreement with Premier VIT[22]

	(w)	Service Agreement with OpCap Advisors LLC[23]

	(x)	Participation Agreement with XTF Advisors Trust[24]

	(y)	Service Agreement with XTF Advisors L.P.[25]

	(z)	Form of Amendment to Participation Agreement[26]

	(aa)	Form of Amendment to Service Agreement[27]

	(bb)	Form of Amendment to Service Contract[28]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered[1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm[29]

	(b)	Consent of Independent Auditors[29]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[1]

(18)	Powers of Attorney[12]

[1]	Filed as part of Registration Statement on Form S-6 via EDGAR on June 16, 1999, File No. 333-80825, Accession Number 0001017062-99-001158.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on September 22, 1999, File No. 333-80825, Accession Number 0001017062-99-001625.

[3]	Filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on April 27, 2000, File No. 333-80825, Accession Number 0001017062-00-000997.

[4]	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 via EDGAR on February 28, 2001, File No. 333-80825, Accession Number 0001017062-01-000444.

[5]	Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 via EDGAR on May 1, 2001, File No. 333-80825, Accession Number 0001017062-01-500161.

[6]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 via EDGAR on April 22, 2002, File No. 333-80825, Accession Number 0001017062-02-000726.

[7]	Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on February 21, 2003, File No. 333-80825, Accession No. 0001017062-03-000294.

[8]	Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 filed via EDGAR on January 26, 2004, File No. 333-80825, Accession No. 0001193125-04-008927.

[9]	Filed as Exhibit 8(f) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 via EDGAR on April 18, 2005, File No. 333-71081, Accession No. 0000892569-05-000248.

[10]	Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, Accession No. 0000892569-05-000557.

[11]	Filed as Exhibit 8(j) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 via EDGAR on February 28, 2007, File No. 333-138906, Accession No. 0000892569-07-000175.

[12]	Filed as Exhibit 18 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 via EDGAR on February 26, 2007, File No. 333-138906, Accession No. 0000892569-07-000160.

[13]	Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[14]	Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[15]	Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[16]	Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[17]	Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[18]	Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[19]	Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[20]	Filed as Exhibit 8(r) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[21]	Filed as Exhibit 8(s) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[22]	Filed as Exhibit 8(t) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[23]	Filed as Exhibit 8(u) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[24]	Filed as Exhibit 8(v) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[25]	Filed as Exhibit 8(w) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[26]	Filed as Exhibit 8(y) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession No. 0000892569-07-001219.

[27]	Filed as Exhibit 8(z) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession No. 0000892569-07-001219.

[28]	Filed as Exhibit 8(aa) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession No. 0000892569-07-001219.

[29]	Filed as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 filed via EDGAR on April 22, 2008, File No. 333-80825, Accession No. 0000892569-08-000628.

Item 28. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Chairman of the Board, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Denis P. Kalscheur	Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A, Separate Account B and Pacific Select Fund.

Name	Positions and Offices with Underwriter

Adrian S. Griggs	Director, SVP & Chief Financial Officer
Gerald W. Robinson	Director, Chairman & Chief Executive Officer
Michael A. Bell	Director, EVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP & Chief Information Officer
Richard J. Schindler	SVP
Edward R. Byrd	SVP
Martha A. Gates	SVP
Thomas Gibbons	VP, Tax
Brian D. Klemens	VP & Treasurer
Audrey L. Milfs	VP & Secretary
Alyce F. Peterson	VP
Gail Cobin Moscoso	VP
S. Kendrick Dunn	AVP, Compliance
Jane M. Guon	AVP, Assistant Secretary
Gail H. McIntosh	Assistant Secretary
Julia C. McKinney	Assistant Secretary
Michael T. McLaughlin	Assistant Secretary
Cheryl L. Tobin	Assistant Secretary
Stephen J. Toretto	Assistant Secretary

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(3)
Compensation on
(1)	(2)	Events Occasioning	(4)	(5)
Name of	Net Underwriting	the Deduction of a	Brokerage	Other
Principal Underwriter	Discounts and Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 11th day of December, 2008.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

James T. Morris*
Chairman of the Board, President and Chief Executive Officer

*By:	/s/ SHARON A. CHEEVER

Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 18 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed February 26, 2007, File No. 333-138906, Accession No. 0000892569-07-000160, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Chairman of the Board, President and Chief Executive Officer	, 2008

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2008

/s/ SHARON A. CHEEVER Sharon A. Cheever	Director, Senior Vice President and General Counsel	, 2008

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2008

Michael A. Bell*	Executive Vice President	, 2008

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	, 2008

Denis P. Kalscheur	Vice President and Treasurer	, 2008

Brian D. Klemens*	Vice President and Controller	, 2008

*By:	/s/ SHARON A. CHEEVER	December 11, 2008

Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 18 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 of Pacific Select Exec Separate Account, filed February 26, 2007, File No. 333-138906, Accession No. 0000892569-07-000160, and incorporated by reference herein.)